Investment Strategy - Impax Global Sustainable Infrastructure ETF	May 01, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”). The Fund follows a sustainable investing approach, investing in companies that the Adviser believes are well positioned to provide infrastructure essential for the transition to a more sustainable global economy, integrating a proprietary corporate resilience (“Corporate Resilience”) (formerly known as “ESG”) analysis that considers governance structures, the management of material environmental and social risks, climate risks (physical and transition), human capital management, and controversies (such analysis, “Corporate Resilience Analysis”) into portfolio construction and managing the portfolio within certain risk parameters (e.g., sector and regional exposure) relative to the Fund’s benchmark universe of FTSE Global Infrastructure Opportunities Index companies.

Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies that the Adviser determines derive significant revenues (i.e., at least 20% of revenues) from owning, operating, developing or distributing sustainable infrastructure-related goods, services or assets. The Adviser defines “sustainable infrastructure” to mean infrastructure that conserves, enables or increases access to vital natural or societal resources such as clean energy, water, food and agriculture (including resource and waste management), healthcare, education, finance, transportation, and data and communications. From this sustainable infrastructure universe, the Fund’s Adviser selects portfolio companies for the Fund on a company-by-company basis primarily through the use of fundamental financial analysis, which includes an analysis of Corporate Resilience factors that the Fund’s Adviser has determined are financially material. The Fund is not constrained by any particular investment style, and may therefore invest in “growth” stocks, “value” stocks or a combination of both. Additionally, it may buy stocks in any sector or industry, and it is not limited to investing in securities of a specific market capitalization.

Under normal market conditions, the Fund will invest in equity securities (such as common stocks, preferred stocks and securities convertible into common and preferred stocks) of companies located around the world, including at least 40% of its net assets in securities of companies organized or located outside the United States or doing a substantial amount of business outside the United States, including those located in emerging markets. An emerging markets issuer is one that is considered to be economically tied to an emerging market country because its securities are principally traded on the country’s securities markets, or because the issuer is organized or principally operates in the country, derives a majority of its income from its operations within the country, or has a majority of its assets located in the country. The Fund may invest in real estate investment trusts. The Fund’s investments may be diversified across multiple countries or geographic regions, or may be focused on a select geographic region, although the Fund will normally have investments in a minimum of three countries other than the United States. The Fund’s investments in securities of non-US issuers may be denominated in currencies other than the US dollar. The Fund may take significant positions in one or more sectors, including the industrials and utilities sectors. The Fund also may invest in real estate investment trusts. While the Fund is not limited to equity securities that pay dividends, the Adviser expects that the Fund’s portfolio will normally have a higher dividend yield than the broader equity market.

Under normal market conditions, and as a result of the Adviser’s focus on the risks and opportunities accompanying the transition to a more sustainable economy, the Fund adheres to the Impax Funds’ fossil fuel policy, under which the Fund will not invest in securities of companies that the Adviser determines derive revenues or profits from fossil fuel exploration and production, or derive significant (more than 5%) revenues or profits from fossil fuel refining, processing, storage, transportation and distribution. However, a company that derives significant revenues or profits from fossil fuel refining, processing, storage, transportation and distribution may be included in the Fund’s portfolio if the Adviser determines that such company has credible plans for climate risk mitigation aligned with the transition to net zero.